Fair Value Measurements (Details) - Schedule of liabilities that are measured at fair value on a recurring basis - Stable Road Acquisition Corp [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
U.S. Treasury Securities [Member] | Level 1 [Member]
Fair Value Measurements (Details) - Schedule of liabilities that are measured at fair value on a recurring basis [Line Items]
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 172,748,233
Public Warrants [Member] | Level 1 [Member]
Fair Value Measurements (Details) - Schedule of liabilities that are measured at fair value on a recurring basis [Line Items]
Warrant Liability	36,225,000	$ 45,625,388
Private Placement Warrants [Member] | Level 3 [Member]
Fair Value Measurements (Details) - Schedule of liabilities that are measured at fair value on a recurring basis [Line Items]
Warrant Liability	$ 1,228,975	$ 2,452,500